Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gabelli International Growth Fund, Inc
Entity Central Index Key	0000925463
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000002883
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class AAA
Trading Symbol	GIGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GIGRX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GIGRX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class AAA	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Growth Fund outperformed its broad-based benchmark, the MSCI EAFE Index and underperformed its comparatives, the Lipper International Multicap Growth Fund Classification and MSCI EAFE Growth Index. For the second quarter global equity markets enjoyed a very strong performance and  corporate earnings grew sharply helped by the resilience of the global economy. Contributors included Murata Manufacturing Co.,  ASML Holding NV, and Tokyo Electron Ltd. Detractor included Hermes International SCA, EssilorLuxottica SA, and CTS Eventim AG & Co. KGaA.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli International Growth Fund, Inc. - Class AAA	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000
06/17	11,225	12,083	11,613	11,845
06/18	12,270	12,974	12,756	12,860
06/19	12,968	13,181	13,351	12,948
06/20	13,633	12,558	13,951	12,936
06/21	17,341	16,692	18,330	17,390
06/22	13,037	13,799	14,017	13,014
06/23	15,966	16,477	16,906	15,080
06/24	16,102	18,469	18,551	16,420
06/25	17,196	21,855	20,729	19,215
06/26	20,116	26,401	23,629	22,309

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class AAA	8.50%	16.99%	3.01%	7.24%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Growth Index	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification	10.90%	16.10%	5.11%	8.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 19,367,186
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ (72,798)
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,367,186 Number of Portfolio Holdings42 Portfolio Turnover Rate1% Management Fees$(72,798)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Industrials	19.8%
Consumer Discretionary	17.5%
Materials	14.8%
Information Technology	13.2%
Health Care	13.0%
Financials	8.1%
Consumer Staples	6.6%
Semiconductors	2.6%
Other Industry sectors	4.2%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Cie Financiere Richemont SA	5.4%
Murata Manufacturing Co. Ltd.	5.3%
ASML Holding NV	5.2%
Agnico Eagle Mines Ltd.	4.6%
Investor AB	4.5%
AstraZeneca plc	4.3%
Hermes International SCA	3.9%
Fast Retailing Co. Ltd.	3.2%
Novartis AG	3.2%
L'Oreal SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GIGRX/
C000002885
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class C
Trading Symbol	GCIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GCIGX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GCIGX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class C	$77	1.50%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Growth Fund outperformed its broad-based benchmark, the MSCI EAFE Index and underperformed its comparatives, the Lipper International Multicap Growth Fund Classification and MSCI EAFE Growth Index. For the second quarter global equity markets enjoyed a very strong performance and  corporate earnings grew sharply helped by the resilience of the global economy. Contributors included Murata Manufacturing Co.,  ASML Holding NV, and Tokyo Electron Ltd. Detractor included Hermes International SCA, EssilorLuxottica SA, and CTS Eventim AG & Co. KGaA.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli International Growth Fund, Inc. - Class C	The Gabelli International Growth Fund, Inc. - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000	10,000
06/17	11,137	11,137	12,083	11,613	11,845
06/18	12,078	12,078	12,974	12,756	12,860
06/19	12,512	12,512	13,181	13,351	12,948
06/20	12,902	12,902	12,558	13,951	12,936
06/21	16,119	16,119	16,692	18,330	17,390
06/22	11,909	11,909	13,799	14,017	13,014
06/23	14,247	14,247	16,477	16,906	15,080
06/24	14,065	14,065	18,469	18,551	16,420
06/25	14,808	14,808	21,855	20,729	19,215
06/26	17,193	17,193	26,401	23,629	22,309

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class C	8.12%	16.10%	1.30%	5.57%
The Gabelli International Growth Fund, Inc. - Class C (includes sales charge)	7.12%	15.10%	1.30%	5.57%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Growth Index	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification	10.90%	16.10%	5.11%	8.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 19,367,186
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ (72,798)
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,367,186 Number of Portfolio Holdings42 Portfolio Turnover Rate1% Management Fees$(72,798)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Industrials	19.8%
Consumer Discretionary	17.5%
Materials	14.8%
Information Technology	13.2%
Health Care	13.0%
Financials	8.1%
Consumer Staples	6.6%
Semiconductors	2.6%
Other Industry sectors	4.2%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Cie Financiere Richemont SA	5.4%
Murata Manufacturing Co. Ltd.	5.3%
ASML Holding NV	5.2%
Agnico Eagle Mines Ltd.	4.6%
Investor AB	4.5%
AstraZeneca plc	4.3%
Hermes International SCA	3.9%
Fast Retailing Co. Ltd.	3.2%
Novartis AG	3.2%
L'Oreal SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GCIGX/
C000034314
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class I
Trading Symbol	GIIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GIIGX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GIIGX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class I	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Growth Fund outperformed its broad-based benchmark, the MSCI EAFE Index and underperformed its comparatives, the Lipper International Multicap Growth Fund Classification and MSCI EAFE Growth Index. For the second quarter global equity markets enjoyed a very strong performance and  corporate earnings grew sharply helped by the resilience of the global economy. Contributors included Murata Manufacturing Co.,  ASML Holding NV, and Tokyo Electron Ltd. Detractor included Hermes International SCA, EssilorLuxottica SA, and CTS Eventim AG & Co. KGaA.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli International Growth Fund, Inc. - Class I	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
06/16	50,000	50,000	50,000	50,000
06/17	56,730	60,415	58,065	59,225
06/18	62,668	64,868	63,779	64,301
06/19	66,399	65,905	66,757	64,738
06/20	69,982	62,788	69,754	64,680
06/21	89,223	83,458	91,650	86,949
06/22	67,243	68,995	70,085	65,072
06/23	82,529	82,387	84,530	75,399
06/24	83,478	92,347	92,754	82,102
06/25	89,341	109,274	103,644	96,076
06/26	104,795	132,003	118,143	111,545

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class I	8.65%	17.30%	3.27%	7.68%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Growth Index	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification	10.90%	16.10%	5.11%	8.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 19,367,186
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ (72,798)
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,367,186 Number of Portfolio Holdings42 Portfolio Turnover Rate1% Management Fees$(72,798)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Industrials	19.8%
Consumer Discretionary	17.5%
Materials	14.8%
Information Technology	13.2%
Health Care	13.0%
Financials	8.1%
Consumer Staples	6.6%
Semiconductors	2.6%
Other Industry sectors	4.2%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Cie Financiere Richemont SA	5.4%
Murata Manufacturing Co. Ltd.	5.3%
ASML Holding NV	5.2%
Agnico Eagle Mines Ltd.	4.6%
Investor AB	4.5%
AstraZeneca plc	4.3%
Hermes International SCA	3.9%
Fast Retailing Co. Ltd.	3.2%
Novartis AG	3.2%
L'Oreal SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GIIGX/
C000002882
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class A
Trading Symbol	GAIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings, and proxy voting information, at https://gabelli.com/ticker/GAIGX/. You can also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	https://gabelli.com/ticker/GAIGX/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class A	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the six months ended June 30, 2026, the Gabelli International Growth Fund outperformed its broad-based benchmark, the MSCI EAFE Index and underperformed its comparatives, the Lipper International Multicap Growth Fund Classification and MSCI EAFE Growth Index. For the second quarter global equity markets enjoyed a very strong performance and  corporate earnings grew sharply helped by the resilience of the global economy. Contributors included Murata Manufacturing Co.,  ASML Holding NV, and Tokyo Electron Ltd. Detractor included Hermes International SCA, EssilorLuxottica SA, and CTS Eventim AG & Co. KGaA.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Table Summary
	The Gabelli International Growth Fund, Inc. - Class A	The Gabelli International Growth Fund, Inc. - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
06/16	10,000	10,000	10,000	10,000	10,000
06/17	11,224	10,579	12,083	11,613	11,845
06/18	12,262	11,557	12,974	12,756	12,860
06/19	12,792	12,057	13,181	13,351	12,948
06/20	13,291	12,528	12,558	13,951	12,936
06/21	16,725	15,764	16,692	18,330	17,390
06/22	12,453	11,737	13,799	14,017	13,014
06/23	15,017	14,154	16,477	16,906	15,080
06/24	14,935	14,077	18,469	18,551	16,420
06/25	15,835	14,925	21,855	20,729	19,215
06/26	18,532	17,467	26,401	23,629	22,309

Average Annual Return [Table Text Block]
Table Summary
	6 months	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class A	8.53%	17.03%	2.07%	6.36%
The Gabelli International Growth Fund, Inc. - Class A (includes sales charge)	2.29%	10.30%	0.87%	5.74%
MSCI EAFE Index	9.84%	20.80%	9.60%	10.20%
MSCI EAFE Growth Index	9.39%	13.99%	5.21%	8.98%
Lipper International Multi-Cap Growth Fund Classification	10.90%	16.10%	5.11%	8.36%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 19,367,186
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ (72,798)
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$19,367,186 Number of Portfolio Holdings42 Portfolio Turnover Rate1% Management Fees$(72,798)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Table Summary
Common Stocks	97.2%
U.S. Government Obligations	2.6%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Table Summary
Industry Weighting	.
Industrials	19.8%
Consumer Discretionary	17.5%
Materials	14.8%
Information Technology	13.2%
Health Care	13.0%
Financials	8.1%
Consumer Staples	6.6%
Semiconductors	2.6%
Other Industry sectors	4.2%
Other Assets and Liabilities (Net)	0.2%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Cie Financiere Richemont SA	5.4%
Murata Manufacturing Co. Ltd.	5.3%
ASML Holding NV	5.2%
Agnico Eagle Mines Ltd.	4.6%
Investor AB	4.5%
AstraZeneca plc	4.3%
Hermes International SCA	3.9%
Fast Retailing Co. Ltd.	3.2%
Novartis AG	3.2%
L'Oreal SA	3.1%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	https://gabelli.com/ticker/GAIGX/